Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of geographical areas [line items]
Sales	$ 330,393,000	$ 247,954,000	$ 654,512,000		$ 502,744,000
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%	100.00%		100.00%
Mineral stream interest	$ 5,563,515,000	$ 5,610,603,000	$ 5,563,515,000	$ 5,488,391,000	$ 5,610,603,000
Percentage of mineral stream interests located in geographic area	100.00%	100.00%	100.00%		100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 39,657,000	$ 22,240,000	$ 60,533,000		$ 34,478,000
Percentage of revenue derived from mineral stream interests located in geographic area	12.00%	9.00%	9.00%		7.00%
Mineral stream interest	$ 568,056,000	$ 603,913,000	$ 568,056,000		$ 603,913,000
Percentage of mineral stream interests located in geographic area	10.00%	11.00%	10.00%		11.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 15,451,000	$ 14,810,000	$ 33,247,000		$ 31,737,000
Percentage of revenue derived from mineral stream interests located in geographic area	5.00%	6.00%	5.00%		6.00%
Mineral stream interest	$ 460,042,000	$ 473,335,000	$ 460,042,000		$ 473,335,000
Percentage of mineral stream interests located in geographic area	8.00%	8.00%	8.00%		8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 74,877,000	$ 42,495,000	$ 155,544,000		$ 101,414,000
Percentage of revenue derived from mineral stream interests located in geographic area	23.00%	16.00%	24.00%		20.00%
Mineral stream interest	$ 658,286,000	$ 551,185,000	$ 658,286,000		$ 551,185,000
Percentage of mineral stream interests located in geographic area	12.00%	10.00%	12.00%		10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 4,402,000	$ 1,471,000	$ 7,343,000		$ 3,694,000
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%	1.00%		1.00%
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%		0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 11,492,000	$ 8,491,000	$ 24,294,000		$ 13,588,000
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%	4.00%		3.00%
Mineral stream interest	$ 19,630,000	$ 20,743,000	$ 19,630,000		$ 20,743,000
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%		0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 9,538,000	$ 6,653,000	$ 16,982,000		$ 13,745,000
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%	3.00%		3.00%
Mineral stream interest	$ 32,089,000	$ 34,005,000	$ 32,089,000		$ 34,005,000
Percentage of mineral stream interests located in geographic area	1.00%	1.00%	1.00%		1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 0		0
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%		0.00%
Mineral stream interest	$ 253,514,000	$ 264,403,000	$ 253,514,000		$ 264,403,000
Percentage of mineral stream interests located in geographic area	5.00%	5.00%	5.00%		5.00%
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%		0.00%
Mineral stream interest	$ 10,889,000		$ 10,889,000
Percentage of mineral stream interests located in geographic area	0.00%		0.00%
Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%		0.00%
Mineral stream interest	$ 31,269,000		$ 31,269,000
Percentage of mineral stream interests located in geographic area	1.00%		1.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 103,039,000	$ 117,706,000	$ 195,395,000		$ 236,801,000
Percentage of revenue derived from mineral stream interests located in geographic area	30.00%	48.00%	30.00%		47.00%
Mineral stream interest	$ 2,468,717,000	$ 2,551,563,000	$ 2,468,717,000		$ 2,551,563,000
Percentage of mineral stream interests located in geographic area	44.00%	45.00%	44.00%		45.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 67,959,000	$ 34,088,000	$ 157,196,000		$ 67,287,000
Percentage of revenue derived from mineral stream interests located in geographic area	22.00%	14.00%	23.00%		13.00%
Mineral stream interest	$ 1,027,859,000	$ 1,111,456,000	$ 1,027,859,000		$ 1,111,456,000
Percentage of mineral stream interests located in geographic area	18.00%	20.00%	18.00%		20.00%
Columbia [Member]
Disclosure of geographical areas [line items]
Sales	$ 3,978,000		$ 3,978,000
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%		1.00%
Mineral stream interest	$ 33,164,000		$ 33,164,000
Percentage of mineral stream interests located in geographic area	1.00%		1.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 162,293,000	$ 159,272,000	$ 297,319,000		$ 318,794,000
Mineral stream interest	3,345,786,000	3,420,603,000	3,345,786,000	3,349,967,000	3,420,603,000
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	317,647,000	344,852,000	317,647,000		344,852,000
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	222,069,000	227,042,000	222,069,000		227,042,000
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	175,274,000	188,887,000	175,274,000		188,887,000
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	31,269,000		31,269,000
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,468,717,000	2,551,563,000	2,468,717,000		2,551,563,000
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	104,310,000	108,259,000	104,310,000		108,259,000
Gold interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	26,500,000		26,500,000
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	149,455,000	79,142,000	323,337,000		163,060,000
Mineral stream interest	1,758,216,000	1,716,763,000	1,758,216,000	1,669,525,000	1,716,763,000
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	28,303,000	31,551,000	28,303,000		31,551,000
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	566,000	566,000	566,000		566,000
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	483,012,000	362,298,000	483,012,000		362,298,000
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	19,630,000	20,743,000	19,630,000		20,743,000
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	32,089,000	34,005,000	32,089,000		34,005,000
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	253,514,000	264,403,000	253,514,000		264,403,000
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest	10,889,000		10,889,000
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	923,549,000	1,003,197,000	923,549,000		1,003,197,000
Silver interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	6,664,000		6,664,000
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	237,407,000	245,727,000	237,407,000		245,727,000
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	237,407,000	245,727,000	237,407,000		245,727,000
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	222,106,000	227,510,000	222,106,000	$ 227,510,000	227,510,000
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 222,106,000	$ 227,510,000	$ 222,106,000		$ 227,510,000